Summary of Stock-based Compensation (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost of revenue	$ 32,173,859	$ 24,708,941	$ 83,978,050	$ 76,321,953	$ 103,063,445	$ 47,301,175
Selling and marketing	22,712,193	9,928,901	55,122,357	27,698,182	43,589,239	12,789,056
General and administrative	23,023,883	7,172,175	44,230,360	24,852,891	36,007,238	29,511,204
Total stock-based compensation			21,688,226	11,185,953	14,641,181	10,364,787
Stock-based Compensation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost of revenue	1,732,139	1,270,498	4,929,708	3,563,691	4,339,916	993,752
Selling and marketing	1,421,111	1,144,150	4,059,266	3,280,134	4,328,225	832,460
General and administrative	5,319,582	1,427,730	12,699,252	4,342,128	5,973,040	8,538,575
Total costs charged to operations	8,472,832	3,842,378	21,688,226	11,185,953	14,641,181	10,364,787
Capitalized platform development	488,872	389,500	1,347,624	1,259,163	1,608,995	1,307,390
Total stock-based compensation	8,961,704	4,231,878	23,035,850	12,445,116	16,250,176	11,672,177
Stock-based Compensation [Member] | Publisher Partner Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost of revenue		992		36,654
Selling and marketing
General and administrative
Total costs charged to operations		992		36,654
Capitalized platform development
Total stock-based compensation		992		36,654
Stock-based Compensation [Member] | ABG Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost of revenue
Selling and marketing
General and administrative	745,636	364,248	1,498,217	1,084,826	1,449,074	795,803
Total costs charged to operations	745,636	364,248	1,498,217	1,084,826	1,449,074	795,803
Capitalized platform development
Total stock-based compensation	745,636	364,248	1,498,217	1,084,826	1,449,074	795,803
Stock-based Compensation [Member] | Publisher Partner Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost of revenue					36,673	50,828
Selling and marketing
General and administrative
Total costs charged to operations					36,673	50,828
Capitalized platform development
Total stock-based compensation					36,673	50,828
Restricted Stock [Member] | Stock-based Compensation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost of revenue	11,808	35,610	60,838	108,936	163,181	122,192
Selling and marketing		323,164		920,566	1,486,722	34,393
General and administrative	414,163	80,306	559,505	238,558	317,982	2,541,468
Total costs charged to operations	425,971	439,080	620,343	1,268,060	1,967,885	2,698,053
Capitalized platform development	2,328	88,619	11,276	234,611	361,519	535,004
Total stock-based compensation	428,299	527,699	631,619	1,502,671	2,329,404	3,233,057
Common Stock Awards [Member] | Stock-based Compensation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost of revenue	23,217	53,149	169,482	150,915	156,043	44,520
Selling and marketing	3,970	42,695	13,899	102,206	114,640	100,388
General and administrative	78,017	127,786	297,283	437,614	615,604	1,660,607
Total costs charged to operations	105,204	223,630	480,664	690,735	886,287	1,805,515
Capitalized platform development		32,680	5,071	154,445	178,284	175,837
Total stock-based compensation	105,204	256,310	485,735	845,180	1,064,571	1,981,352
Common Equity Awards [Member] | Stock-based Compensation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost of revenue	1,696,147	1,178,276	4,694,925	3,261,542	3,975,625	774,632
Selling and marketing	1,341,948	734,391	3,820,996	2,114,595	2,454,432	455,280
General and administrative	4,081,766	855,390	10,344,247	2,430,553	3,439,803	3,383,338
Total costs charged to operations	7,119,861	2,768,057	18,860,168	7,806,690	9,869,860	4,613,250
Capitalized platform development	483,854	267,013	1,324,805	864,656	1,062,792	590,618
Total stock-based compensation	7,603,715	3,035,070	20,184,973	8,671,346	10,932,652	5,203,868
Outside Options [Member] | Stock-based Compensation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost of revenue	967	2,471	4,463	5,644	8,394	1,580
Selling and marketing	75,193	43,900	224,371	142,767	272,431	242,399
General and administrative				150,577	150,577	157,359
Total costs charged to operations	76,160	46,371	228,834	298,988	431,402	401,338
Capitalized platform development	2,690	1,188	6,472	5,451	6,400	5,931
Total stock-based compensation	$ 78,850	$ 47,559	$ 235,306	$ 304,439	$ 437,802	$ 407,269